9. STOCK-BASED COMPENSATION (Details - Option activity) - Options - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based compensation activity
Options outstanding, beginning balance	6,470,000	0
Options outstanding, granted		6,470,000
Options outstanding, exercised		0
Options outstanding, forfeited	(80,000)	0
Options outstanding, expired		0
Options outstanding, ending balance	6,390,000	6,470,000
Options outstanding, exercisable	3,530,250	3,048,869
Options outstanding, unvested	2,859,750	3,421,131
Options outstanding, vested or expected to vest	6,390,000	6,470,000
Weighted average exercise price, beginning balance	$ 2.70	$ 2.70
Weighted average exercise price, forfeited	2.82
Weighted average exercise price, ending balance	2.70	2.70
Weighted average exercise price, exercisable	2.66	2.66
Weighted average exercise price, unvested	2.74	2.74
Weighted average exercise price, vested or expected to vest	$ 2.70	$ 2.70
Weighted average remaining contract term, ending term	9 years 7 months 21 days	9 years 10 months 17 days
Weighted average remaining contract term, exercisable	9 years 8 months 5 days	9 years 11 months 5 days
Weighted average remaining contract term, unvested	9 years 7 months 2 days	9 years 10 months 2 days
Weighted average remaining contract term, vested or expected to vest	9 years 7 months 21 days	9 years 10 months 17 days
Aggregate intrinsic value, ending balance	$ 0	$ 0
Aggregate intrinsic value, exercisable	0	0
Aggregate intrinsic value, unvested	0	0
Aggregate intrinsic value, vested or expected to vest	$ 0	$ 0